INCOME TAXES (Details 1) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Continuing Operations, Current	CAD (0.7)	CAD 0.4	CAD 0.1
Continuing operations, Deferred	(26.7)	0.0	0.0
Continuing Operations, Income Tax Expense (Benefit)	(27.4)	0.4	0.1
CANADA
Continuing Operations, Current	0.1	0.0	0.0
Continuing operations, Deferred	0.0	0.0	0.0
Continuing Operations, Income Tax Expense (Benefit)	0.1	0.0	0.0
UNITED STATES
Continuing Operations, Current	(0.8)	0.4	0.1
Continuing operations, Deferred	(26.7)	0.0	0.0
Continuing Operations, Income Tax Expense (Benefit)	CAD (27.5)	CAD 0.4	CAD 0.1